Income and Expenses - Summary of Contract Balances (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Contract Balances [Abstract]
Trade and other receivables	₱ 43,301	₱ 39,916
Contract assets	1,960	2,278
Contract liabilities and unearned revenues (Notes 21 and 23)	₱ 18,895	₱ 17,114	₱ 13,621	₱ 9,571